Document And Entity Information	12 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001816319
Amendment Description	AMENDMENT NO. 2
Document Type	F-1/A
Entity Registrant Name	LYTUS TECHNOLOGIES HOLDINGS PTV. LTD.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 504, Building 3 Studio City
Entity Address, City or Town	Dubai
Entity Address, Country	AE
City Area Code	+91
Local Phone Number	981985321
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	530 Seventh Avenue
Entity Address, City or Town	New York
City Area Code	315
Local Phone Number	930-4588
Contact Personnel Name	CCS Global Solutions, Inc.
Entity Address, Address Line Two	Suite 508
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018